Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Amounts due from third party payment platforms	$ 24,181,919	$ 17,320,817
Others	4,470,921	4,636,413
Prepayments and Other Current Assets	$ 28,652,840	$ 21,957,230